UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007
                                               ------------------

Check here if Amendment [ ]; Amendment Number: _________
   This Amendment (Check only one.):   [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Metalmark Capital LLC_
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Address:          1177 Avenue of Americas
                  -------------------------------------------------------------
                  40th Floor
                  -------------------------------------------------------------
                  New York, NY 10036
                  -------------------------------------------------------------

Form 13F File Number:   28-11921

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Kenneth F. Clifford
          ------------------------------------------
Title:    Chief Financial Officer
          ------------------------------------------
Phone:    (212) 823-1900
          ------------------------------------------

Signature, Place, and Date of Signing:

     /s/ Kenneth F. Clifford       New York, New York       November 14, 2007
     -----------------------       ------------------       -----------------
           [Signature]                [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)





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                                               FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:               4
                                                 --------------------
Form 13F Information Table Entry Total:          4
                                                 --------------------
Form 13F Information Table Value Total:          485,321
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                                                 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.        Form 13F File Number        Name
01         28- 06238                   MSCP III, LLC
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02         28- 11922                   Morgan Stanley Capital Partners III, Inc.
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03         28- 11353                   MSDW Capital Partners IV, LLC
-----      --------------------        -----------------------------------------
04         28- 11355                   MSDW Capital Partners IV, Inc.
-----      --------------------        -----------------------------------------


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

                                                     FORM 13F INFORMATION TABLE

     COLUMN 1       COLUMN 2       COLUMN 3  COLUMN 4           COLUMN 5         COLUMN 6    COLUMN 7            COLUMN 8
                                               VALUE    SHRS OR      SH/  PUT/  INVESTMENT    OTHER          VOTING AUTHORITY
  NAME OF ISSUER  TITLE OF CLASS    CUSIP    (X$1000)  PRN AMT       PRN  CALL  DISCRETION   MANAGERS   SOLE       SHARED       NONE
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
AVENTINE          COMMON           05356X403  112,930  10,684,062   SH           DEFINED      03, 04              10,684,062
RENEWABLE
ENERGY
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CATALYTICA        COMMON           148884109    4,246   3,317,646   SH           DEFINED      01, 02               3,317,646
ENERGY SYSTEMS
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ENERSYS           COMMON           29275Y102  283,930  15,978,069   SH           DEFINED      03, 04              15,978,069
HOLDINGS INC
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UNION DRILLING    COMMON           90653P105   84,215   5,776,085   SH           DEFINED      01, 02               5,776,085
INC
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